Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 11, 2024	Dec. 31, 2023	Sep. 14, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2021
Bahl & Gaynor Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Dividend ETF NAV
Account Value	$ 9,766	$ 10,000
Bahl & Gaynor Income Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Income Growth ETF NAV
Account Value	$ 12,079		$ 10,336	$ 10,000
Bahl & Gaynor Small Cap Dividend ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small Cap Dividend ETF NAV
Account Value	$ 9,312	10,000
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV
Account Value	$ 12,337		10,495		$ 9,256	$ 10,487	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,674	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,297		10,636	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,674	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 9,325	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,771		11,015		8,722	10,651	10,000
Russell 2500 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Total Return
Account Value	$ 10,902		$ 9,734		$ 8,290	$ 10,155	$ 10,000